ORGANIZATION AND NATURE OF OPERATIONS - The Corporate information Tabular (Details)	Dec. 31, 2024	Dec. 31, 2023
VinFast Trading and Production JSC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.90%	99.90%
Equity interest	99.90%	99.90%
VinFast Commercial and Services Trading LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.50%	99.50%
Equity interest	99.40%	98.70%
VinFast Germany GmbH
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	99.90%	99.90%
VinFast Engineering Australia Pty Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	99.90%	99.90%
Vingroup Investment Vietnam JSC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.30%	99.30%
Equity interest	99.20%	99.20%
Vingroup USA, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	100.00%	100.00%
VinFast USA Distribution, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	100.00%	100.00%
VinFast Auto, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	100.00%	100.00%
VinFast Auto Canada Inc.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	99.20%	99.20%
VinFast France
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	99.20%	99.20%
VinFast Netherlands B.V
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	99.20%	99.20%
VinFast Manufacturing US, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	100.00%	100.00%
PT VinFast Automobile Indonesia
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	99.90%
Equity interest	99.60%	99.90%
PT Vinfast Trading Indonesia
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.00%
Equity interest	98.60%
VinFast Auto (Thailand) Co., Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.90%	99.90%
Equity interest	99.90%	99.90%
VinFast India Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.90%	99.90%
Equity interest	99.90%	99.90%
VinFast UK Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	100.00%	100.00%
VinFast Middle East Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	100.00%	100.00%
SpecCo Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Voting right		100.00%
Equity interest		100.00%
VinFast Investment and Development JSC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.90%
Equity interest	99.90%
VinEG Green Energy Solutions JSC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.80%	99.80%
Equity interest	99.70%	99.70%
VinES Ha Tinh Energy Solution JSC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.80%	99.80%
Equity interest	99.50%	99.50%
VinES USA, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%	100.00%
Equity interest	99.70%	99.70%
VinFast Kazakhstan Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%
Equity interest	100.00%
VinFast Auto Nigeria Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	100.00%
Equity interest	100.00%
VinFast Auto Philippines Corp.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.90%
Equity interest	99.90%
VinFast Auto Mxico, S. DE R.L. DE C.V.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right	99.90%
Equity interest	99.90%